Note 19 - Share-based Compensation and Warrant Reserve	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]

Note 19: Share-based compensation and warrant reserve

(a)	Share-based compensation expense

The Company uses the fair value method of accounting for all share-based payments to directors, officers, employees, and other service providers. During the years ended December 31, 2024, 2023, and 2022, the Company recognized share-based compensation expense as follows:

	Years ended December 31
	2024	2023	2022
Recognized in net loss (earnings) and included in:
Exploration and evaluation costs	$138	$477	$481
Fees, salaries and other employee benefits	721	874	1,188
Total share-based compensation expense	$859	$1,351	$1,669

During the year ended December 31, 2024, the Company granted 245,000 share options ( December 31, 2023 – 3,134,800) to directors, officers, employees, and certain consultants who provide certain on-going services to the Company, representative of employee services. Certain of the Company’s executive officer option grants were subject to vesting restrictions, representing certain performance measures, which were met during the year ended December 31, 2024 and an expense of $177 was recognized ( December 31, 2023 and 2022 - $nil).

The weighted average fair value per option of these share options was calculated as $0.31 ( December 31, 2023 – $0.47, December 31, 2022 – $0.46) using the Black-Scholes option valuation model at the grant date.

In addition to options, the Company also granted RSU’s during the year ended December 31, 2024 to officers and employees (note 18(b)).

The fair value of the share-based options granted during the years ended December 31, 2024, 2023 and 2022 was estimated using the Black-Scholes option valuation model with the following weighted average assumptions:

Years ended December 31
	2024	2023	2022
Risk-free interest rate	3.45%	3.06%	2.20%
Expected dividend yield	Nil	Nil	Nil
Share price volatility	70%	68%	67%
Expected forfeiture rate	12.2%	4.7%	2.5%
Expected life in years	5.0	5.0	5.0

The risk-free interest rate assumption is based on the Government of Canada benchmark bond yields and treasury bills with a remaining term that approximates the expected life of the share-based options. The expected volatility assumption is based on the historical and implied volatility of the Company’s common shares. The expected forfeiture rate and the expected life in years are based on historical trends.

(b)	Long-term incentive plan

On June 29, 2023, the Company adopted a Long-Term Incentive Plan (“LTI Plan”) which strives to accelerate and encourage additional share ownership by its employees, officers and directors. The LTI plan provides for the awarding of share options, performance share units, restricted share units and deferred share units. The LTI Plan limits the number of shares reserved for issuance under the LTI Plan, together with all other security-based compensation arrangements of the Company, to a maximum of 10% of the Common Shares issued and outstanding.

The number of share options issued and outstanding and the weighted average exercise price were as follows:

	Number of share options	Weighted average exercise price ($/option)
Outstanding, December 31, 2022	8,880,324	$1.44
Granted	3,134,800	0.80
Expired	(1,672,087)	1.58
Forfeited	(391,435)	0.95
Outstanding, December 31, 2023	9,951,602	$1.23
Granted	245,000	0.56
Expired	(472,937)	1.92
Forfeited	(1,502,487)	1.40
Outstanding, December 31, 2024	8,221,178	$1.14

As at December 31, 2024, the number of share options outstanding was as follows:

	Options outstanding			Options exercisable
Exercise price ($/option)	Number of shares	Weighted average exercise price ($/option)	Weighted average remaining life (years)	Number of shares	Weighted average exercise price ($/option)	Weighted average remaining life (years)
$0.53 – $1.00	3,900,506	0.82	2.74	3,776,631	0.83	2.69
$1.00 – $1.85	2,800,672	1.09	2.03	2,800,672	1.09	2.03
$2.05	1,520,000	2.05	0.80	1,520,000	2.05	0.80
	8,221,178	1.14	2.14	8,097,303	1.15	2.11

On January 9, 2024, the Company issued 1,318,623 RSU’s to directors, officers, and employees. The RSU’s were issued in accordance with the Company’s LTI plan, one third vesting annually on the anniversary and paid out as fully paid shares. The Company also approved 235,080 RSU’s to directors vesting quarterly in 2024. These RSU’s are fully vested and paid out as fully paid shares in 2024.

On January 31, 2024, the Company issued 273,542 RSU’s to an officer. The RSU’s were issued in accordance with the Company’s LTI plan, which vested on the same day and paid out as fully paid shares.

The number of RSU’S issued and outstanding and the weighted average grant date fair value were as follows:

	Number of RSU’s	Weighted Average grant date fair value ($/ share)
Outstanding, December 31, 2022	-	$-
Granted	197,345	0.60
Settled	(197,345)	0.60
Outstanding, December 31, 2023	-	$-
Granted	1,827,245	0.57
Settled	(491,478)	0.59
Forfeited	(189,687)	0.57
Outstanding, December 31, 2024	1,146,080	$0.57

(c)	Share purchase warrants

The number of share purchase warrants outstanding at December 31, 2024 was as follows:

	Warrants outstanding	Exercise price ($/share)
Outstanding, December 31, 2022 and 2023	7,461,450	$1.20
Expired	(7,461,450)	1.20
Outstanding, December 31, 2024	-	-